ETF
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - ETF Shares
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.13%

Example

The following example is intended to help you compare the cost of investing in Extended Duration Treasury ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Extended Duration Treasury ETF. This example assumes that Extended Duration Treasury ETF provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - ETF Shares	13	42	73	166

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an Extended Duration Treasury ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy Extended Duration Treasury ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

Although Extended Duration Treasury ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

Trading of Extended Duration Treasury ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide 'circuit breakers' (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Extended Duration Treasury ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares(based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund ETF Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -10.99%

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.06% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund ETF) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - ETF Shares	55.81%	13.95%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions	53.00%	11.03%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Return After Taxes on Distributions and Sale of Fund Shares	36.30%	10.16%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Based on Market Value	56.17%	13.99%
Vanguard Extended Duration Treasury Index Fund - ETF Shares Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	56.24%	14.55%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Institutional
Risk/Return
Investment Objective
The Fund seeks to track the performance of an index of extended-duration zero-coupon U.S. Treasury securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.50%	0.50%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	Vanguard Extended Duration Treasury Index Fund - Institutional Shares	Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Management Expenses	0.07%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.11%	0.08%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	61	85	112	190
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares	58	76	95	152

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22%.

Primary Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index. This Index includes zero-coupon U.S. Treasury securities (Treasury STRIPS) with maturities ranging from 20 to 30 years. A Treasury STRIP represents a single coupon payment, or a single principal payment, from a U.S. Treasury security that has been 'stripped' into separately tradable components.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors, including duration and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in U.S. Treasury securities held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 20 and 30 years. The Fund is expected to have a duration that is greater than 20 years.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk is expected to be extremely high for the Fund because it invests primarily in zero-coupon long-term bonds, which have prices that are even more sensitive to interest rate changes than are coupon-bearing bonds of similar maturity. Because the Fund invests primarily in Treasury STRIPS with maturities ranging from 20 to 30 years, rising interest rates may cause the value of the Fund's investments to decline significantly.

Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares(including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares (including operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Extended Duration Treasury Index Fund Institutional Shares

1 If applicable shareholder fees were reflected, returns would be less that those shown. The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2012 was -10.99%

During the periods shown in the bar chart, the highest return for a calendar quarter was 52.05% (quarter ended September 30, 2011 ), and the lowest return for a quarter was -20.01% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Extended Duration Treasury Index Fund Institutional) Vanguard Extended Duration Treasury Index Fund	One Year	Since Inception
Vanguard Extended Duration Treasury Index Fund - Institutional Shares	55.40%	13.30%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions	52.64%	10.43%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	36.07%	9.62%
Vanguard Extended Duration Treasury Index Fund - Institutional Shares Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index	56.24%	13.83%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.